Note 28 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 4,089,129	$ 2,786,857
Depreciation and amortization	145,094	125,906
Operating earnings (loss)	(131,501)	164,578
Equity earnings	6,190	2,919
Other income, net	5,083	(13)
Interest expense, net	(31,819)	(30,949)
Income tax expense	(85,510)	(42,046)
Net earnings	(237,557)	94,489
Total assets	3,873,730	3,292,167
Total additions to fixed assets, intangible assets and goodwill	109,373	375,898
Americas Segment [Member]
Revenues	2,489,217	1,626,372
EMEA Segment [Member]
Revenues	672,737	516,507
Asia Pacific Segment [Member]
Revenues	673,661	470,632
Investment Management [Member]
Revenues	252,890	172,594
Operating Segments [Member] | Americas Segment [Member]
Revenues	2,489,217	1,626,372
Depreciation and amortization	80,210	56,667
Operating earnings (loss)	233,788	121,371
Equity earnings	2,352	1,469
Total assets	1,740,447	1,640,046
Total additions to fixed assets, intangible assets and goodwill	92,059	357,187
Operating Segments [Member] | EMEA Segment [Member]
Revenues	672,737	516,507
Depreciation and amortization	22,868	22,391
Operating earnings (loss)	59,606	8,336
Equity earnings	65	75
Total assets	757,980	648,557
Total additions to fixed assets, intangible assets and goodwill	8,747	8,194
Operating Segments [Member] | Asia Pacific Segment [Member]
Revenues	673,661	470,632
Depreciation and amortization	10,471	14,616
Operating earnings (loss)	82,023	45,221
Equity earnings	0	0
Total assets	387,564	384,001
Total additions to fixed assets, intangible assets and goodwill	3,245	4,593
Operating Segments [Member] | Investment Management [Member]
Revenues	252,890	172,594
Depreciation and amortization	27,691	27,464
Operating earnings (loss)	63,659	40,738
Equity earnings	3,773	1,181
Total assets	774,845	694,270
Total additions to fixed assets, intangible assets and goodwill	2,861	3,669
Corporate, Non-Segment [Member]
Revenues	624	752
Depreciation and amortization	3,854	4,768
Operating earnings (loss)	(570,577)	(51,088)
Equity earnings	0	193
Total assets	212,894	(74,707)
Total additions to fixed assets, intangible assets and goodwill	$ 2,461	$ 2,255